Future accounting policy changes - Additional Information (Detail) - CAD ($) $ in Millions	May 23, 2023	Oct. 31, 2023	Nov. 01, 2022	Oct. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Retained earnings		$ 30,402		$ 28,823
IFRS 17 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member]
Disclosure of quantitative information about right-of-use assets [line items]
Retained earnings			$ 55
Events Occuring After Reporting Period [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of implementation global minimum tax	15.00%